VIE and Other Finance Receivables, at Fair Market Value (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Schedule of VIE and other finance receivables for which the fair value option was elected
	December 31, 2012	September 30, 2013
Maturity value	$5,335,328	$5,784,472
Unearned income	(1,720,140)	(1,895,579)
Net carrying amount	$3,615,188	$3,888,893

	December 31, 2011	December 31, 2012
Maturity value	$4,755,291	$5,335,328
Unearned income	(1,714,201)	(1,720,140)
Net carrying amount	$3,041,090	$3,615,188

Schedule of encumbrances on VIE and other finance receivables, at fair value
Encumbrance	December 31, 2012	September 30, 2013
VIE securitization debt (2)	$3,550,394	$3,773,189
$100 million credit facility (1)	230	19,014
$200 million credit facility (1)	7,059	13,924
$300 million credit facility (1)	8,277	19,480
$50 million permanent financing related to 2011-A	20,505	36,005
Total VIE finance receivables at fair value	3,586,465	3,861,612
Not encumbered	28,723	27,281
Total VIE and other finance receivables at fair value	$3,615,188	$3,888,893

(1) See Note 7

(2) See Note 9

Encumbrance	December 31, 2011	December 31, 2012
VIE securitization debt (2)	$2,881,395	$3,550,394
$250 million credit facility (1)	42,150	—
$100 million credit facility (1)	19,795	230
$200 million credit facility (1)	—	7,059
$275 million credit facility (1)	—	8,277
$100 million permanent financing related to 2011-A (2)	2,980	20,505
$100 million credit facility (1)	50,622	—
AIS Fund II	20,437	—
Total VIE finance receivables at fair value	3,017,379	3,586,465
Not encumbered	23,711	28,723
Total VIE and other finance receivables at fair value	$3,041,090	$3,615,188

(1)	See Note 14

(2)	See Note 16

Schedule of servicing fee
	Three-Months Ended September 30,		Nine-Months Ended September 30,
	2012	2013	2012	2013
Servicing fees	$258	$239	$803	$714

	2011	2012
Servicing fees	$1,049	$1,051